GOODWILL	12 Months Ended
Feb. 28, 2013
GOODWILL
GOODWILL

9.                                      GOODWILL

Changes in the carrying amount of goodwill for the years ended February 29, 2012 and February 28, 2013 consisted of the following:

	As of	As of
	February 29,	February 28,
	2012	2013
Gross amount:
Beginning balance	$2,047,189	$2,073,091
Exchange difference	25,902	6,369
Ending balance	2,073,091	2,079,460
Accumulated impairment loss:
Beginning balance	$(1,384,606)	$(1,524,266)
Charge for the year	(139,660)	—
Ending balance	(1,524,266)	(1,524,266)
Goodwill, net	$548,825	$555,194

On November 30, 2010 the Group performed an impairment test on goodwill in Qianjiang and Jianli School, which was triggered by their deteriorating performance. As a result a $128,522 impairment loss for the goodwill from the acquisition of the two schools was recognized in operating results of discontinued operations. The two schools were liquidated in the year ended February 28, 2011(see Note 3).

On August 31, 2011 the Group performed an impairment test on goodwill related to purchase of a business in Tianjin in the fiscal year ended February 28, 2009, which was triggered by their deteriorating performance. As a result, a $139,660 impairment loss for the goodwill was recognized in operating results for the year ended February 29, 2012.

The Group incurred $128,522, $139,660, and $nil impairment loss on goodwill for the years ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively.